NEWBUILDINGS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Movement In Construction In Progress [Roll Forward]
Construction in progress, gross, beginning balance	$ 79,602
Construction in progress, additions	202,220
Construction in progress, interest capitalized	576
Construction in progress, transfer to Vessels and Equipment	(231,861)
Construction in progress, gross, ending balance	$ 50,537